Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
8.        Income Taxes

On a quarterly basis, the Company records income tax expense or benefit based on year-to-date results and expected results for the remainder of the year. The Company recorded no provision for income taxes for the three months ended March 31, 2014 and 2013 and for the period from January 12, 2012 (inception) to March 31, 2014.

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Based on the Company’s historical net losses during its development stage, the Company has provided a full valuation allowance against its deferred tax assets as of March 31, 2014 and 2013.

The use of the Company's net operating loss carryforwards is subject to certain annual limitations and may be subject to further limitations as a result of changes in ownership as defined by the Internal Revenue Code and similar state provisions. Such limitations could result in the expiration of net operating loss carryforwards prior to utilization.

The Company files U.S. Federal and state tax returns. As of March 31, 2014 and 2013, all tax years remain open in most jurisdictions. The Company is not currently under examination by income tax authorities in federal or state jurisdictions.

8.	Income Taxes

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows as of December 31, 2013:

Deferred taxes
Net operating loss carryforwards	$170,103
Intangibles – startup costs	1,171,673
Stock-based compensation	73,082
Gross deferred tax assets	1,414,858
Valuation allowance	(1,414,858)

Net deferred tax assets	$-

Based on the Company’s historical net losses during its development stage, the Company has provided a full valuation allowance against its deferred tax assets as of December 31, 2013.

As of December 31, 2013, the Company had $427,025 of federal and $427,025 of state net operating loss carryforwards available to offset future taxable income. These net operating losses will begin to expire in 2033 for state and federal tax purposes if not utilized.

The use of the Company's net operating loss carryforwards is subject to certain annual limitations and may be subject to further limitations as a result of changes in ownership as defined by the Internal Revenue Code and similar state provisions. Such limitations could result in the expiration of net operating loss carryforwards prior to utilization.

The Company files U.S. Federal and U.S. state tax returns. As of December 31, 2013, all tax years remain open in most jurisdictions. The Company is not currently under examination by income tax authorities in federal or state jurisdictions.